Income Tax Expenses - Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
High and New Technology Enterprises
Income Tax Disclosure [Line Items]
Beneficial tax rate	15.00%	15.00%	15.00%